Property and Equipment	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consisted of the following:

	Useful Life (years)	June 30, 2022	December 31, 2021
Leasehold improvements	5.1	$789,839	$789,839
Property & equipment	5	1,396,293	1,216,609
Technology	5	1,154,357	773,535
Work in progress		4,619,055	150,220
Total		7,959,544	2,930,203
Less accumulated depreciation		(1,721,297)	(1,492,892)
Total property and equipment, net		$6,238,247	$1,437,311